Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Debt consisted of the following:

(In thousands)	December 31, 2022	December 31, 2021
2025 Notes	$67,500	$160,000
2026 Notes	115,000	—
Seller notes	—	18,680
Provider Relief and EIDL Funds	—	123
Other debt facilities (various maturities and interest rates)	—	3,847

Total debt	182,500	182,650
Less: unamortized original issue and debt discount	(36,538)	(62,140)

Total debt, net of unamortized original issue and debt discount	145,962	120,510
Less: current portion of debt	—	(22,093)

Noncurrent portion of debt	$145,962	$98,417

Schedule of Long-term Debt Contractual Maturities
As of December 31, 2022, long-term debt contractual maturities, excluding unamortized original issue discount, were as follows:

(In thousands)
2023	$—
2024	—
2025	67,500
2026	115,000
2027	—

Total	$182,500